Capital - Additional Information (Detail) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2024	Nov. 01, 2023	Jun. 27, 2023	Jun. 01, 2023	May 31, 2023	Jun. 28, 2022	Oct. 28, 2014	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 28, 2011
Capital structure [line items]
Voting right description											At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right	At December 31, 2022, we had 45,675,968 ordinary shares outstanding of which 6,067,096 had a double voting right	At December 31, 2021, we had 45,484,310 ordinary shares outstanding of which 5,601,472 had a double voting right.
Number of shares ordinary outstanding									45,675,968		71,751,201	45,675,968	45,484,310	42,780,186
Number of shares ordinary having double voting right											5,935,517	6,067,096	5,601,472
Par value per share									$ 0.05		$ 0.05	$ 0.05	$ 0.05	$ 0.05
Ownership interest in subsidiary				100.00%				100.00%
Transaction costs										$ 1,455,000			$ 2,316,000
BSA [member]
Capital structure [line items]
Ordinary shares issued							1,470,836								12,195,113
Share premium [member]
Capital structure [line items]
Transaction costs										$ 1,455,000	$ 2,049,000	$ 570,000	$ 2,316,000
Increase (decrease) through transfer between retained earnings into share premium			$ 134,100,000
Follow-on Offering [member]
Capital structure [line items]
Transaction costs											$ 1,400,000
Hold Two Years [member]
Capital structure [line items]
Voting right description											After a shareholder continuously holds ordinary shares for two years, each ordinary share held by such shareholder is entitled to two votes.
Initial Investment Agreement [Member]
Capital structure [line items]
Proceeds from sale of ordinary shares		$ 35,728,000									$ 35,700,000
Calyxt Inc [Member]
Capital structure [line items]
Non-controlling shareholders interest					52.00%							50.90%
Ownership interest in subsidiary				2.90%	48.00%							49.10%
Transaction costs												$ 212,000
AstraZeneca [member]
Capital structure [line items]
Ordinary shares issued											16,000,000
Voting rights											21.00%
Ownership interest in associate											22.00%
Amount of premium after conversion related to operation											$ 44,900,000
Par value per share											$ 5
Investment income											$ 80,000,000
Transaction costs									$ 600,000
AstraZeneca [member] | Event After Reporting Period [Member]
Capital structure [line items]
Voting rights	30.00%
Ownership interest in associate	44.00%
AstraZeneca [member] | Share premium [member]
Capital structure [line items]
Amount of premium after conversion related to operation											44,000,000
Proceeds from sale of ordinary shares											35,700,000
AstraZeneca [member] | Share capital [member]
Capital structure [line items]
Amount of premium after conversion related to operation											900,000
BSA [member]
Capital structure [line items]
Exercise stock option							$ 16,400,000
Calyxt Inc [Member]
Capital structure [line items]
Ordinary shares issued					16,527,484
Number of shares ordinary outstanding					997,745
Capital evolution 2021 [Member]
Capital structure [line items]
Ordinary shares issued									2,415,630			2,415,630
Exercise of share warrants, employee warrants and stock options | shares												256,494
Transaction costs												$ 2,300,000
Capital evolution 2022 [Member] | Share premium [member]
Capital structure [line items]
Increase (decrease) through transfer between retained earnings into share premium						$ 359,100,000
Capital evolution 2023 [Member] | Share premium [member]
Capital structure [line items]
Transaction costs									$ 600,000		$ 1,400,000
Increase (decrease) through transfer between retained earnings into share premium			$ 134,000,000
Capital evolution 2023 [Member] | Follow-on Offering [member]
Capital structure [line items]
Ordinary shares issued											9,907,800
Exercise stock option											$ 24,800,000
Capital evolution 2023 [Member] | AstraZeneca [member]
Capital structure [line items]
Ordinary shares issued											16,000,000
Voting rights											21.00%
Ownership interest in associate											22.00%
Amount of premium after conversion related to operation											$ 44,900
Par value per share											$ 5
Investment income											$ 80,000,000
Capital evolution 2023 [Member] | AstraZeneca [member] | Share premium [member]
Capital structure [line items]
Amount of premium after conversion related to operation											44,000,000
Transaction costs											600,000
Proceeds from sale of ordinary shares											35,700,000
Capital evolution 2023 [Member] | AstraZeneca [member] | Share capital [member]
Capital structure [line items]
Amount of premium after conversion related to operation											$ 900,000
Free Shares [member] | Capital evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted												32,000
Free Shares [member] | Capital evolution 2021 [Member] | BSA [member]
Capital structure [line items]
Number of shares converted												32,000
Free Shares [member] | Capital evolution 2022 [Member]
Capital structure [line items]
Number of shares converted												191,658
Common Stock [Member] | Capital evolution 2022 [Member]
Capital structure [line items]
Number of shares converted												191,658